Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
10.	Income Taxes

The entities within the Company file separate tax returns in the respective tax jurisdictions that they operate.

British Virgin Islands
The Company, being incorporated in the British Virgin Islands as an exempted company, is not subject to any income tax in the British Virgin Islands.

Hong Kong
China Cablecom Company Limited is generally subject to Hong Kong income tax on its taxable income derived from trade or businesses carried out in Hong Kong at 16.5% for the years ended December 31, 2011, 2010 and 2009. However, as the Company has not generated any revenue or income, no provision for Hong Kong income tax has been made.

The PRC
The VIEs being established in the PRC was subject to the PRC Enterprise Income Tax (“EIT”) at 33% prior to January 1, 2008. In March 2007, the PRC government enacted the PRC Enterprise Income Tax Law, or the New EIT Law, and promulgated related regulation, Implementing Regulations for the PRC Enterprise Income Tax Law, which became effective from January 1, 2008. The PRC Enterprise Income Tax Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises registered in the PRC.

The amount of income tax charged to the consolidated statement of comprehensive income represents:

	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
PRC
- current income tax	$1,015,951	$975,712	$230,567
- deferred income tax	-	-	-

Total	$1,015,951	$975,712	$230,567

A reconciliation of the expected income tax expense to the actual income tax expense is as follows:

	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009

Loss before income taxes	$(19,720,981)	$(13,431,975)	$(54,638,424)

Tax calculated at the domestic tax rate of 25%	(4,930,245)	(3,357,994)	(13,659,606)
Tax effect of expenses not deductible for tax purposes	5,334,201	2,271,844	13,586,330
Tax effect of share of profit and loss of operating joint ventures	612,001	2,061,968	305,764
Tax effect of non-taxable income	(6)	(106)	(1,921)

Income tax expense	$1,015,951	$975,712	$230,567

As of December 31, 2011, 2010 and 2009, the Company did not have any significant temporary differences and carry forwards that may result in deferred tax. The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions or unrecognized tax benefits. The Company classifies interest and/or penalties related to income tax matters in income tax expense. For the years ended December 31, 2011, 2010 and 2009, the Company has not recognized any amount of interest and penalties related to uncertain tax positions. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The New EIT Law also imposes a withholding tax of 10% unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not provided for income taxes on accumulated earnings of its PRC subsidiary as of December 31, 2011, 2010 and 2009 because these earnings are intended to be reinvested indefinitely in the overseas jurisdictions. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational or other errors made by the taxpayer or the withholding agent.  The statute of limitations extends to five years under special circumstances. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Income Tax Disclosure [Text Block]
13. Income Taxes

The Company being established in the PRC was subject to the PRC Enterprise Income Tax (“EIT”) at 33% prior to January 1, 2008. In March 2007, the PRC government enacted the PRC Enterprise Income Tax Law, or the New EIT Law, and promulgated related regulation, Implementing Regulations for the PRC Enterprise Income Tax Law, which became effective from January 1, 2008. The PRC Enterprise Income Tax Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises registered in the PRC.

In accordance with ERCAIJIAOFA(2010) No.71 issued by Hubei Provincial State Tax Bureau on May 26, 2010, Hubei Chutian was granted the profits tax exemption since the date of incorporation to December 31, 2013. Therefore, the Company reversed all tax provision previously made in the financial statement.

The amount of income tax charged to the statement of operations represents:

	For the year ended December 31, 2011	For the year ended December 31, 2010
PRC
- over provided income tax in previous year	-	(485,432)

Total	$-	$(485,432)

A reconciliation of the expected income tax expense to the actual income tax expense is as follows:

	For the year ended December 31, 2011	For the year ended December 31, 2010

Loss before income taxes	$(4,618,169)	$(10,852,867)

Tax calculated at the domestic tax rate of 25%	(1,154,542)	(2,713,217)
Tax effect of expenses not deductible for tax purposes	1,154,542	2,406,021
Tax effect of tax losses not recognised	-	307,196
Income tax over provided in previous year	-	(485,432)

Income tax credit	$-	$(485,432)

As of December 31, 2011 and 2010, the Company did not have any significant temporary differences and carry forwards that may result in deferred tax. The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions or unrecognized tax benefits. The Company classifies interest and/or penalties related to income tax matters in income tax expense. For the years ended December 31, 2011 and 2010, the Company has not recognized any amount of interest and penalties related to uncertain tax positions. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational or other errors made by the taxpayer or the withholding agent.  The statute of limitations extends to five years under special circumstances. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.